Note 21 - Segment Information	12 Months Ended
Dec. 31, 2011
Segment Reporting Disclosure [Text Block]
21.	SEGMENT INFORMATION

In September 2008, the Board approved a plan to transfer Network Security business to O2Security along with its Series A preference shares financing.  In anticipation of the business transfer, management identified two reportable segments, including Integrated Circuit Group and Network Security Group. The Integrated Circuit Group’s core products and principal source of revenue are its power management semiconductors.  These semiconductor products are produced with digital, analog, and mixed signal integrated circuit manufacturing processes.  The Network Security Group’s system security solution products include support for VPN and firewalls, which provide security functions between computer systems and networks, including the transmission of data across the Internet.  In November 2010, the Company determined to discontinue the Network Security Group.  Please see discussions in Note 3.

The Company does not identify or allocate assets by operating segment, nor does the CODM evaluate operating segments using discrete asset information.  The Company does not have inter-segment revenue, and, accordingly, there is none to be reported.  The Company does not allocate gains and losses from interest and other income, or income taxes to operating segments.  The accounting policies for segment reporting are the same as for the Company as a whole.

Operating segment net sales and operating income (loss), including the discontinued Network Security Group, were as follows:

(In Thousands)

	Years Ended December 31
	2011	2010	2009
Net sales
Integrated Circuit Group	$124,283	$137,789	$124,294
Network Security Group	202	1,946	3,204

	$124,485	$139,735	$127,498

Income (loss) from operations
Integrated Circuit Group	$7,104	$22,442	$3,972
Network Security Group	(88)	(9,591)	(6,560)

	$7,016	$12,851	$(2,588)

Net sales to unaffiliated customers (including the discontinued Network Security Group) by geographic region are based on the customer’s ship-to location and were as follows:

(In Thousands)

	Years Ended December 31
	2011	2010	2009

China	$99,491	$105,170	$100,205
Korea	11,521	14,623	14,327
Japan	7,190	11,131	9,360
Taiwan	1,532	3,854	1,966
Other	4,751	4,957	1,640
	$124,485	$139,735	$127,498

For the years ended December 31, 2011, 2010, and 2009, only one customer accounted for 10% or more of net sales.  Sales to this major customer were generated from the Integrated Circuit Group.  The percentage of net sales to this customer was as follows:

	Years Ended December 31
	2011	2010	2009

Customer A	13.8%	18.9%	11.3%

Long-lived assets, consist of property and equipment and are based on the physical location of the assets at the end of each year, and were as follows:

(In Thousands)

	December 31
	2011	2010	2009

Taiwan	$12,158	$11,815	$12,807
China	11,126	12,991	12,784
U.S.A.	4,713	4,599	4,873
Singapore	210	213	32
Other	123	121	74
	$28,330	$29,739	$30,570